Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Debt [Line Items]
Current debt:	$ 9,128	$ 11,630
Short-term debt	506	642
Long-term debt due within 1 year	8,622	10,988
Non-current debt	66,515	65,448
Total	75,643	77,078
Debt (excluding lease liabilities)
Disclosure Of Debt [Line Items]
Current debt:	4,517	6,920
Short-term debt	506	642
Long-term debt due within 1 year	4,011	6,278
Non-current debt	42,193	41,456
Total	46,710	48,376
Lease liabilities
Disclosure Of Debt [Line Items]
Current debt:	4,611	4,710
Long-term debt due within 1 year	4,611	4,710
Non-current debt	24,322	23,992
Total	$ 28,933	$ 28,702